Special events occurred during the year (Tables)	12 Months Ended
Dec. 31, 2017
Special events occurred during the year
Schedule of special events

	Year ended December 31
	2017	2016	2015
Nacala Logistic Corridor	458	—	—
Samarco Provision	(180)	(1,109)	—
Impairment of non-current assets - Fertilizers business	(885)	(1,738)	—
Impairment of non-current assets and onerous contracts	(271)	(1,174)	(8,769)
Gold stream transaction	—	150	230
Deferred income tax in foreign jurisdiction	—	—	2,952

Total	(878)	(3,871)	(5,587)